Segment Information (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Operating Financial Information of Four Reportable Segments and Discontinued Segments
(a)	The following table provides operating financial information for the two reportable segments and discontinued segments:

	Home Appliance#		Electronic Components	EMS#		Others	Corporate	Combined
	US$		US$	US$		US$	US$	US$
As of or for the fiscal year ended March 31, 2014
Revenues from external customers	—		60,574,912	2,922,127		2,117,989	—	65,615,028

Capital expenditure	—		5,836,735	32,682		148,269	2,477	6,020,163
Interest income	—		—	—		—	822,826	822,826
Interest expense	—		(129,775)	—		—	(7,913)	(137,688)
Depreciation and amortization	—		1,154,231	1,198,844		379,122	1,328,884	4,061,081
Segment profit (loss)	—		(1,107,157)	(5,547,024	)*	(1,502,779)	(2,398,597)	(10,555,557)
Total assets	—		42,999,530	52,202		1,160,087	55,456,124	99,667,943

As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—		65,188,724	14,256,314		1,638,346	—	81,083,384

Capital expenditure	—		6,484,577	767,186		358,813	3,055	7,613,631
Interest income	—		—	—		—	1,663,714	1,663,714
Interest expense	—		(109,749)	—		—	(49,799)	(159,548)
Depreciation and amortization	—		554,337	1,336,208		223,915	1,328,267	3,442,727
Segment profit (loss)	725,773		3,687,547	(3,314,836)		(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34		29,618,065	16,203,482		1,114,654	61,289,608	108,225,843

As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407		54,431,519	14,439,926		781,260	—	123,538,112

Capital expenditure	240,763		226,277	273,926		73,281	—	814,247
Interest income	—		—	—		—	377,075	377,075
Interest expense	(2,402)		(104,517)	—		321	(177,402)	(284,000)
Depreciation and amortization	1,522,962		594,746	1,268,736		76,809	98,577	3,561,830
Segment profit (loss)	1,374,342	*	2,885,762	221,655		(640,020)	(2,431,062)	1,410,677
Total assets	313,033		34,554,319	11,614,176		739,106	61,819,375	109,040,009

Net Sales Including Net Sales of Discontinued Operations by Geographic Area
(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2014	2013	2012
	US$	US$	US$
Australia	307,996	533,077	501,665
Europe	139,694	326,298	4,469,428
North America	23,735	49,423	47,969,847
Asia	65,143,603	80,174,586	70,596,126
Other regions	—	—	1,046

	65,615,028	81,083,384	123,538,112

Net Sales Including Net Sales of Discontinued Operations by Product/Service Type
(c)	Net sales including net sales of discontinued operations by product/service type

	2014	2013	2012
	US$	US$	US$
Floor care products	—	—	51,056,019
Kitchen appliances	307,996	533,077	755,607
CCMs	59,795,999	63,913,523	53,094,225
Cellular phone assembly services	2,922,127	14,256,314	14,439,927
Others	2,588,906	2,380,470	4,192,334

	65,615,028	81,083,384	123,538,112

Schedule of Long-Lived Assets
(d)	Long-lived assets*

	March 31, 2014	March 31, 2013
	US$	US$
Hong Kong	91,792	150,734
Mainland China	29,148,590	29,404,484

	29,240,382	29,555,218

*	Long-lived assets represent land use rights and property, plant and equipment.

Schedule of Net Sales from Major Customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2014	2013	2012
	US$	US$	US$
From continuing operations:
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	21,688,510	26,799,405	11,698,569
Wingtech Group (“Wingtech”)	8,000,133	4,477,345	225
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	—	52,339,623